INCOME TAXES - Earnings (loss) before income taxes from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
United States	$ (201.1)	$ (351.4)	$ (427.9)
Non-U.S.	96.8	80.4	20.8
Earnings (loss) from Continuing Operations before income taxes	$ (104.3)	$ (271.0)	$ (407.1)